Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade accounts and notes receivables, net [member]
Statements [Line Items]
Summary of Financial Assets
Trade accounts and notes receivable as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Trade accounts and notes receivable	￦	9,654,809	10,133,140
Due from customers for contract work		1,488,180	1,580,558
Less: Allowance for doubtful accounts		(321,501)	(529,724)

	￦	10,821,488	11,183,974

Non-current
Trade accounts and notes receivable	￦	72,387	64,902
Less: Allowance for doubtful accounts		(44,608)	(45,194)

	￦	27,779	19,708